Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Income Taxes [Line Items]
Income Taxes

Note 11. Income Taxes

As of June 30, 2016, deferred tax assets generated from the Company’s U.S. activities were offset by a valuation allowance because realization depends on generating future taxable income, which, in the Company’s estimation, is not more likely than not to be generated before such net operating loss carryforwards expire.
The Company did not have any material unrecognized tax benefits as of June 30, 2016. The Company does not expect to record any additional material provisions for unrecognized tax benefits within the next year.

Note 16. Income Taxes

For the years ended December 31, 2015 and 2014, the loss from continuing operations before taxes consists of the following:

	2015	2014
Domestic	$(12,072)	$(108,828)
Foreign	(52)	(394)
	$(12,124)	$(109,222)

Income tax expense (benefit) attributable to continuing and discontinued operations for the years ended December 31, 2015 and 2014 consisted of the following:

	2015	2014
Continued operations:
Current:
Federal	$—	$—
State	—	—
Deferred:
Federal	(866)	—
State	—	—
	$(866)	$—
Discontinued operations:
Current:
Federal	$—	$(246)
State	—	—
Deferred:
Federal	—	—
State	—	—
	$—	$(246)
Income tax expense attributable to continuing operations differed from the amounts computed by applying the applicable U.S. federal income tax rate to loss from continuing operations before taxes on income as a result of the following:

	For the year ended December 31,
	2015	2014
Loss from continuing operations before taxes on income	$(12,124)	$(109,222)
Tax rate	35%	35%
Computed “expected” tax benefit	4,243	38,228
State taxes, net of federal income tax benefit	294	793
Change in valuation allowance	(3,627)	(13,864)
Nondeductible expenses	(64)	(25,070)
Other items	20	(87)
Income tax benefit attributable to continuing operations	$866	$—

Deferred income taxes reflect the net effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of our deferred tax assets and liabilities are as follows as of December 31, 2015 and 2014:

	December 31,
	2015	2014
Deferred income tax assets:
Net operating loss carryforwards	$44,756	$43,558
Stock-based compensation	4,839	4,789
Patents and other	1,212	341
Net deferred income tax assets	50,807	48,688
Less:
Valuation allowance	(50,807)	(48,688)
Net deferred income tax assets	$—	$—
The Company assesses the need for a valuation allowance related to its deferred income tax assets by considering whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. A valuation allowance has been recorded against the Company’s deferred income tax assets, as it is in the opinion of management that it is more likely than not that the net operating loss carryforwards (“NOL”) will not be utilized in the foreseeable future. The Company acquired IDG in the fourth quarter of 2015 and, as a result of the acquisition, all components of IDG’s deferred tax liabilities were recorded as part of the acquisition and were netted with similar deferred tax assets of the Company. This resulted in the reduction of the valuation allowance of $866.
The valuation allowance for 2015 is $50,807, which will be reduced if and when the Company determines that the deferred income tax assets are more likely than not to be realized.
The following table presents the changes to the valuation allowance during the years presented:

As of January 1, 2014	$37,758
Charged to cost and expenses – continuing operations	13,864
Charged to cost and expenses – discontinued operations	299
Return to provision true-up and other	(3,233)
As of December 31, 2014	$48,688
Charged to cost and expenses – continuing operations	3,627
Charged to cost and expenses – discontinued operations	(299)
Return to provision true-up and other	(1,209)
As of December 31, 2015	$50,807
As of December 31, 2015, the Company’s estimated aggregate total NOL were $123,591 for U.S. federal, state and local purposes expiring 20 years from the respective tax years to which they relate. The NOL amounts are presented before Internal Revenue Code, Section 382 limitations (“Section 382”). The Tax Reform Act of 1986 imposed substantial restrictions on the utilization of NOL and tax credits in the event of an ownership change of a corporation. Thus, the Company’s ability to utilize all such NOL and credit carryforwards may be limited. The NOL available post-merger that the Company completed in 2012 that are not subject to limitation amount to $83,990. The remaining NOLs of $39,601 are subject to the limitation of Section 382. The annual limitation is approximately $2,000.
The Company files its tax returns in the U.S. federal jurisdiction, as well as in various state and local jurisdictions. Vringo, Inc. has open tax years for 2012 through 2014. As of December 31, 2015, all tax years for the Company’s subsidiary Innovate/Protect are still open. The Company’s Israeli subsidiary filed its income tax returns in Israel prior to closing the business in the first quarter of 2014; there are no open tax years.
The Company did not have any material unrecognized tax benefits as of December 31, 2015. The Company does not expect to record any additional material provisions for unrecognized tax benefits within the next year.